Average Annual Total Returns - Class T - DWS Multi-Asset Growth Allocation Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 16, 2017	18.75%	3.29%	5.50%	15.37%	2.05%	4.51%	10.34%	2.00%	4.03%	15.71%	5.44%	6.10%